Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
Deferred income taxes

Significant components of the Company’s deferred tax assets at August 30, 2019 and February 29, 2020, are as follows:

	February 29, 2020	August 30, 2019
Deferred tax assets:
Net operating loss carryforwards	$455,584	$212,618
Capitalized research and development	-------	-
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	453,621	214,581

Less: valuation allowance	(453,621)	(214,581)

Net deferred tax asset	$—	$—

	Years Ended August 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$212,618	$131,871
Capitalized research and development	—
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	214,581	133,834
Less: valuation allowance	$(214,581)	$(133,834)

Net deferred tax asset	$—	$—